UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/ (DEFICIT) ¥ in Thousands, $ in Thousands	Cumulative effect of adoption of new accounting standard, adjustment Accumulated deficit CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment Total Shareholders' Deficit CNY (¥)	Cumulative effect of adoption of new accounting standard, adjustment CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Shareholders' Deficit CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018				¥ 1,809	¥ (9,186)	¥ 41,918,936	¥ (34,708)	¥ (35,039,810)	¥ 6,837,041	¥ (15,896)	¥ 6,821,145
Balance (in shares) at Dec. 31, 2018 | shares				1,057,731,012	(6,931,980)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value								(94,682)	(94,682)		(94,682)
Purchase of capped call options and zero-strike call options in connection with issuance of convertible senior notes						(1,939,567)			(1,939,567)		(1,939,567)
Exercise of share options				¥ 19		43,117			43,136		¥ 43,136
Exercise of share options (in shares) | shares				10,738,435	1,115,065						17,970,673	17,970,673
Vesting of restricted shares						3,430			3,430		¥ 3,430
Vesting of restricted shares (in shares) | shares					394,633
Vesting of share options						278,837			278,837		278,837
Cancellation of restricted shares				¥ (4)	¥ 9,186	(9,186)			(4)		(4)
Cancellation of restricted shares (in shares) | shares				(2,218,448)	2,218,448
Capital injection by non-controlling interests										47,124	47,124
Foreign currency translation adjustment							(260,129)		(260,129)		(260,129)
Net loss								(8,424,618)	(8,424,618)	(6,416)	(8,431,034)
Balance at Sep. 30, 2019				¥ 1,824		40,295,567	(294,837)	(43,559,110)	(3,556,556)	24,812	(3,531,744)
Balance (in shares) at Sep. 30, 2019 | shares				1,066,250,999	(3,203,834)
Balance at Dec. 31, 2019	¥ (22,969)	¥ (22,969)	¥ (22,969)	¥ 1,827		40,227,856	(203,048)	(46,326,321)	(6,299,686)	22,087	(6,277,599)
Balance (in shares) at Dec. 31, 2019 | shares				1,067,467,877	(2,995,217)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value						(205,864)			(205,864)		(205,864)
Issuance of ordinary shares				¥ 321		14,923,086			14,923,407		14,923,407
Issuance of ordinary shares (in shares) | shares				184,575,000
Issuance of restricted shares				¥ 4		54,508			54,512		54,512
Issuance of restricted shares (in shares) | shares				2,113,469
Conversion of convertible notes to ordinary shares				¥ 243		3,131,661			3,131,904		3,131,904	$ 461,280
Conversion of convertible notes to ordinary shares (in shares) | shares				142,639,348
Exercise of share options				¥ 19		121,886			121,905		¥ 121,905
Exercise of share options (in shares) | shares				11,178,942	354,181						11,533,123	11,533,123
Vesting of restricted shares						3,114			3,114		¥ 3,114
Vesting of restricted shares (in shares) | shares					31,948
Vesting of share options						123,781			123,781		123,781
Cancellation of restricted shares (in shares) | shares				(12,516)	12,516
Capital withdrawal by non-controlling interests										(15,000)	(15,000)
Foreign currency translation adjustment							104,920		104,920		104,920	$ 15,453
Net loss								(3,912,756)	(3,912,756)	(2,703)	(3,915,459)	(576,684)
Balance at Sep. 30, 2020				¥ 2,414		¥ 58,380,028	¥ (98,128)	¥ (50,262,046)	¥ 8,022,268	¥ 4,384	¥ 8,026,652	$ 1,182,199
Balance (in shares) at Sep. 30, 2020 | shares				1,407,962,120	(2,596,572)